March 31, 1997
                     PREMIER CALIFORNIA MUNICIPAL BOND FUND
                           SUPPLEMENT TO PROSPECTUS
                              DATED JUNE 3, 1996
                         AS REVISED DECEMBER 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective March 31, 1997, the Fund's name is Dreyfus Premier California Municipal Bond Fund.
                                                                    023s033197